Convertible Notes and Derivative Liability and Warrants - Schedule of Convertible Notes (Details) - Convertible Notes Payable [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes and Derivative Liability and Warrants - Schedule of Convertible Notes (Details) [Line Items]
Convertible notes at amortised cost	$ 3,589,560	$ 3,059,595
Less: Deferred debt issuance cost	155,556	648,232
Convertible notes, net	$ 3,434,004	$ 2,411,363